Asset Acquisitions - Assumptions to Value Options (Details)		12 Months Ended
	Nov. 10, 2022	Dec. 31, 2023	Dec. 31, 2022
Minimum
Asset Acquisition [Line Items]
Expected term (years)		5 years 3 months 7 days	5 years
Maximum
Asset Acquisition [Line Items]
Expected term (years)		6 years 29 days	6 years 29 days
Emerald Health Therapeutics Inc | Employee Stock
Asset Acquisition [Line Items]
Dividend yield	0.00%
Volatility, minimum	76.61%
Volatility, maximum	126.45%
Risk-free interest rate, minimum	3.51%
Risk-free interest rate, maximum	4.56%
Emerald Health Therapeutics Inc | Employee Stock | Minimum
Asset Acquisition [Line Items]
Expected term (years)	7 days
Emerald Health Therapeutics Inc | Employee Stock | Maximum
Asset Acquisition [Line Items]
Expected term (years)	4 years 9 months 29 days